Significant Accounting Policies (Details Narrative) - USD ($)					1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 12, 2024	Nov. 16, 2023	Aug. 14, 2023	May 31, 2023	May 31, 2023	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Cash equivalents						$ 0		$ 0	$ 0
Inventory write-downs expired						0	$ 1,744,714	2,269,580	$ 23,794
Held by marketable securities									300,000
Allowance for doubtful collections						0		0	$ 0
Impairment of goodwill						0		0
Research and development expense						9,005	$ 141,494	271,719	100,591
Operating loss carry forwards						15,362,309		14,660,582	8,658,484
Operating loss carry forwards valuation allowance						$ 15,362,309		14,660,582	8,658,484
Goodwill								$ 0	0
Exchange of stock, shares								2,996,127
Issuance of stock, value								$ 358,543	$ 3,450,675
SRM Entertainment Limited [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage			52.00%						48.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage								50.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage								20.00%
Subsidiary Issuer [Member] | Nonconsolidated Investees, Other [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage								50.00%
Stock Exchange Agreement [Member] | SRM Entertainment [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage				79.30%	79.30%
Stock Exchange Agreement [Member] | SRM Entertainment Limited [Member]
Property, Plant and Equipment [Line Items]
Marketable securities, percentage								20.00%
SRM Entertainment [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, shares							350,000
Held by marketable securities			4,609,166			2,347,142
Sale of stock, per share							$ 0.00
SRM Entertainment [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, shares			1,250,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities			9,450,000	6,500,000		2,347,142		2,613,342
Exchange of stock, shares				2
Issuance of stock, value			$ 4,500,000
SRM Entertainment [Member] | Stock Exchange Agreement [Member] | IPO [Member]
Property, Plant and Equipment [Line Items]
Sale of stock, shares			4,500,000
Held by marketable securities			2,000,000	6,500,000	6,500,000
Sale of stock, per share			$ 5.00
SRM Entertainment [Member] | Lockup Agreement [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities						2,347,142
Yerbae Brands Corp [Member]
Property, Plant and Equipment [Line Items]
Held by marketable securities	1,493,908	159,496
Exchange of stock, shares									375,000
Issuance of stock, value									$ 4,619,081
Long-lived assets impairment								$ 0	0
Sales, advertising and marketing costs								$ 1,239,443	$ 6,905,303